Provisions and other non-current liabilities (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Product liability, government investigations, other legal matters provisions [roll forward]
Product liabilities government investigations other legal matters provisions at beginning of period	$ 340	$ 351	$ 395
Provisions related to discontinued operations	(42)
Impact of business combinations	10
Cash payments	(116)	(118)	(69)
Releases	(52)	(107)	(70)
Additions	1,230	220	93
Currency translation effects	(1)	(6)	2
Product liabilities government investigations other legal matters provisions at end of period	1,369	340	351
Less current provision	(1,169)	(126)	(121)
Non-current product liabilities, governmental investigations and other legal matters provisions at end of period	$ 200	214	230
Continuing operations [member]
Product liability, government investigations, other legal matters provisions [roll forward]
Releases		(107)	(63)
Additions		$ 220	$ 47